Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges
Cash flow hedge reserve	£ 649	£ 479	£ 322
Designated as fair value hedges:
Disclosure of detailed information about hedges
Carrying value of assets	58,019	52,375
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(649)	(608)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1,051	800
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	437	186
Change in value used for calculating hedge ineffectiveness	364	414
Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	384	284
Designated as fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(20)	130
Designated as cash flow hedges:
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(974)	864
Cash flow hedge reserve	649	479
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(1)	8
Deposits by banks | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	0	(517)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	(16)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	(17)
Change in value used for calculating hedge ineffectiveness	0	(1)
Deposits by banks | Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	7	3
Cash flow hedge reserve	(2)	(2)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Deposits by banks | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	0	4
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Deposits by customers | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(4,305)	(6,261)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(15)	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(10)	4
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(10)	0
Change in value used for calculating hedge ineffectiveness	(13)	3
Deposits by customers | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(7)	3
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Subordinated liabilities | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(636)	(707)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(185)	(181)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(41)	(48)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(166)	(204)
Change in value used for calculating hedge ineffectiveness	(27)	(19)
Subordinated liabilities | Designated as fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(3)	(7)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	3	7
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	3	7
Change in value used for calculating hedge ineffectiveness	(1)	(2)
Other liabilities | Designated as cash flow hedges: | Equity risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(2)	7
Cash flow hedge reserve	6	(2)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	(1)
Repurchase agreements - non trading | Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	1	0
Cash flow hedge reserve	(1)	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Repurchase agreements - non trading | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(15)	0
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Debt securities in issue | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(8,889)	(11,782)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(518)	(388)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(137)	(166)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(305)	(311)
Change in value used for calculating hedge ineffectiveness	(120)	(163)
Debt securities in issue | Designated as fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(621)	(1,396)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(94)	(135)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(76)	(122)
Change in value used for calculating hedge ineffectiveness	(34)	136
Debt securities in issue | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(13)	177
Cash flow hedge reserve	(46)	(3)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Loans and advances to customers | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	54,118	43,098
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1,202	870
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	904	630
Change in value used for calculating hedge ineffectiveness	332	258
Loans and advances to customers | Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(183)	(34)
Cash flow hedge reserve	165	21
Balances on cash flow hedge reserve where hedge accounting is no longer applied	1	(11)
Other financial assets at amortised cost | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	772	6,627
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	36	142
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	13	121
Change in value used for calculating hedge ineffectiveness	121	83
Reverse repos – non trading | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	12,149	17,121
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	1	(2)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value used for calculating hedge ineffectiveness	3	(2)
Other financial assets at FVOCI | Designated as fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	5,129	5,944
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	155	102
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	74	82
Change in value used for calculating hedge ineffectiveness	88	125
Other financial assets at FVOCI | Designated as fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	299	241
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	5	3
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value used for calculating hedge ineffectiveness	15	(4)
Loans and advances to banks | Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(2)	(2)
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Reverse repurchase agreements - non trading | Designated as cash flow hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(2)	0
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Other financial assets at FVOCI | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	40	(122)
Cash flow hedge reserve	6	3
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Not applicable – highly probable forecast transactions | Designated as cash flow hedges: | FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	33	267
Cash flow hedge reserve	3	2
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Designated as cash flow hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(701)	630
Cash flow hedge reserve	322	280
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(2)	20
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Designated as cash flow hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value used for calculating hedge ineffectiveness	(130)	(69)
Cash flow hedge reserve	194	180
Balances on cash flow hedge reserve where hedge accounting is no longer applied	£ 0	£ 0